Statement to Securityholder

Ally Auto Receivables Trust 2013-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2013-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	10/30/2013

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2013-2

5. Collateral Summary	Collection Period, Begin:	9/1/2016

	Collection Period, End:	9/30/2016

6. Charge-Off and Delinquency Rates	Determination Date:	10/11/2016

7. Credit Instruments	Distribution Date:	10/17/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, the Class B Notes, the Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, the Class B Notes, the Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2013-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006MAA9	236,000,000.00	0.00	0.25000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	02006MAB7	193,000,000.00	0.00	0.54000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	02006MAH4	125,000,000.00	0.00	0.75428000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02006MAC5	318,000,000.00	13,497,705.32	0.79000000	13,497,705.32	8,885.99	13,506,591.31	0.00	0.00	0.00
A-4	02006MAD3	123,480,000.00	123,480,000.00	1.24000000	267,471.81	127,596.00	395,067.81	0.00	0.00	123,212,528.19
B	02006MAE1	31,840,000.00	31,840,000.00	1.71000000	0.00	45,372.00	45,372.00	0.00	0.00	31,840,000.00
C	02006MAF8	21,230,000.00	21,230,000.00	2.01000000	0.00	35,560.25	35,560.25	0.00	0.00	21,230,000.00
D	02006MAG6	10,610,000.00	10,610,000.00	2.60000000	0.00	22,988.33	22,988.33	0.00	0.00	10,610,000.00
Deal Totals		1,059,160,000.00	200,657,705.32		13,765,177.13	240,402.57	14,005,579.70	0.00	0.00	186,892,528.19

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	42.44561421	42.44561421	0.02794336	42.47355758	0.00000000	0.00000000
A-4	1,000.00000000	2.16611443	1.03333333	3.19944776	0.00000000	997.83388557
B	1,000.00000000	0.00000000	1.42500000	1.42500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.67500000	1.67500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.16666635	2.16666635	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	189.44985207
Ending Aggregate Note Pool Factor:	176.45353694

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	9/15/2016	10/16/2016	Actual/360	N/A	N/A	0.25000000	0.25000000	0.00
A-2a	0.00	9/15/2016	10/16/2016	30/360	N/A	N/A	0.54000000	0.54000000	0.00
A-2b	0.00	9/15/2016	10/16/2016	Actual/360	0.52428000	0.23000000	N/A	0.75428000	0.00
A-3	13,497,705.32	9/15/2016	10/16/2016	30/360	N/A	N/A	0.79000000	0.79000000	8,885.99
A-4	123,480,000.00	9/15/2016	10/16/2016	30/360	N/A	N/A	1.24000000	1.24000000	127,596.00
B	31,840,000.00	9/15/2016	10/16/2016	30/360	N/A	N/A	1.71000000	1.71000000	45,372.00
C	21,230,000.00	9/15/2016	10/16/2016	30/360	N/A	N/A	2.01000000	2.01000000	35,560.25
D	10,610,000.00	9/15/2016	10/16/2016	30/360	N/A	N/A	2.60000000	2.60000000	22,988.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	8,885.99	0.00	8,885.99	0.00
A-4	0.00	127,596.00	0.00	127,596.00	0.00
B	0.00	45,372.00	0.00	45,372.00	0.00
C	0.00	35,560.25	0.00	35,560.25	0.00
D	0.00	22,988.33	0.00	22,988.33	0.00
Deal Totals	0.00	240,402.57	0.00	240,402.57	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2013-2
4. Collections and Distributions

Collections
Receipts During the Period	14,512,690.78
Administrative Purchase Payments	38,390.82
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	164,836.29
Other Fees or Expenses Paid	0.00
Total Collections	14,715,917.89

Beginning Reserve Account Balance	2,653,198.45
Total Available Amount	17,369,116.34

Distributions
Total Available Amount	17,369,116.34
Basic Servicing Fee	174,978.62
Aggregate Class A Interest Distributable Amount	136,481.99
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	45,372.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	35,560.25
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	22,988.33
Fourth Priority Principal Distributable Amount	8,458,780.23
Reserve Account Deposit	2,653,198.45
Noteholders' Regular Principal Distributable Amount	5,306,396.90
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	533,859.57

Supplemental Servicing Fees	24,401.89
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	5,400.00

Statement to Securityholder

Ally Auto Receivables Trust 2013-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	49,460	21,820	21,056
Deal Totals	Aggregate Receivables Principal Balance	1,061,279,380.05	205,964,102.22	192,198,925.09
	Aggregate Amount Financed	1,107,007,846.82	209,974,339.40	195,812,218.92

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.61000000	3.76644394	3.78601728	65.54	67.23	67.31	55.58	26.09	25.31

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.19%	1.11%	0.99%	1.17%	1.06%	1.36%	1.38%	1.35%	1.34%	1.45%	1.26%	1.39%	1.28%	1.05%	1.34%	1.21%	1.07%	1.38%	1.32%	1.13%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.39%	1.37%	1.31%	1.28%	1.25%	1.18%	1.32%	1.17%	1.22%	1.30%	1.17%	1.23%	1.17%	1.16%	1.26%	1.20%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	202,893,279.16	18	66,658.63	3,703.26	0.3942%	21,056	43	0.2042%
Preceding	217,605,117.56	15	79,819.93	5,321.33	0.4402%	21,820	42	0.1925%
Next Preceding	232,782,189.12	19	89,292.61	4,699.61	0.4603%	22,694	55	0.2424%
Third Preceding	248,171,707.65	11	60,875.67	5,534.15	0.2944%	Three Month Average		0.2130%
Four Month Average					0.3973%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,107,007,846.82	4,832,220.66	0.4365%	31 - 60 days	193	2,181,654.53	1.1142%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	33	347,058.44	0.1772%
with the prospectus for Ally Auto Receivables Trust 2013-2 related to delinquencies,				91 - 120 days	10	130,880.54	0.0668%
charge-offs or uncollectible accounts.				> 120 days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	240	2,426,836.38
				Current Period	15	146,323.26
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	16	50,842.18
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active				Ending Inventory	239	2,522,317.46
status and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,653,198.45	2,653,198.45	0.00	0.00	0.00	2,653,198.45	2,653,198.45

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,119,380.05
Current Overcollateralization	5,306,396.90
Overcollateralization Target	5,306,396.90

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2013-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2013-2 will perform in the future.